Loss on Settlement of Debt (Details Narrative) - USD ($)	Jun. 01, 2023	Dec. 31, 2022	Apr. 01, 2022
Two Loan Authorization And Agreements [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest payable		$ 37,176	$ 10,012
Principal amount		$ 929,401	$ 237,610
Emblaze One, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement of debt amount	$ 1,167,011
Interest payable	$ 47,188